Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Tax at statutory federal rate	35.00%	35.00%	35.00%
Tax cuts and jobs act, reduction in income tax expense related to revaluing deferred tax assets and liabilities	$ 99,500,000
Federal tax benefits resulting from investments in renewable energy tax credit funds	52,400,000	$ 62,200,000	$ 1,900,000
Tax cuts and jobs act, provisional tax amount related to deductibility of executive compensation expense	4,500,000
Deferred tax assets valuation allowance	0	0
Net taxes payable	23,800,000	41,200,000
Provision for income taxes	540,800,000	413,500,000	611,100,000
Interest and Penalties [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 200,000	$ 100,000	$ 100,000
ARX and subsidiaries
Income Taxes [Line Items]
Noncontrolling interest, ownership percentage (less than)	80.00%
Net unrealized gains (losses) on securities
Income Taxes [Line Items]
Tax cuts and jobs act, reduction in income tax expense related to revaluing deferred tax liability associated with net unrealized gains on investment portfolio	$ 275,700,000
Other Deferred Tax Assets and Liabilities [Member]
Income Taxes [Line Items]
Tax cuts and jobs act, reduction in income tax expense related to other deferred tax assets (liabilities)	$ 176,200,000
Tax Year 2018
Income Taxes [Line Items]
Tax at statutory federal rate	21.00%